Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment property, beginning	$ 8,121,156	$ 10,283,994
Additions	104,837	36,101
Depreciation	(117,496)	(72,250)
Conversion effect (cost)	(539,031)	(5,510,805)
Conversion effect (depreciation)	8,647	117,411
Others increases (decreases)	5,088,867	3,266,705
Sub-Total	4,545,824	(2,162,838)
Investment property, ending	12,666,980	8,121,156
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	9,003,207	11,211,206
Investment property, ending	13,657,880	9,003,207
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(882,051)	(927,212)
Investment property, ending	(990,900)	(882,051)
Investment Property Land [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	6,116,053	7,661,029
Additions
Depreciation
Conversion effect (cost)	(395,391)	(4,013,380)
Conversion effect (depreciation)
Others increases (decreases)	3,791,970	2,468,404
Sub-Total	3,396,579	(1,544,976)
Investment property, ending	9,512,632	6,116,053
Investment Property Land [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	6,116,053	7,661,029
Investment property, ending	9,512,632	6,116,053
Investment Property Land [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning
Investment property, ending
Investment Property Buildings [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	2,005,103	2,622,965
Additions	104,837	36,101
Depreciation	(117,496)	(72,250)
Conversion effect (cost)	(143,640)	(1,497,425)
Conversion effect (depreciation)	8,647	117,411
Others increases (decreases)	1,296,897	798,301
Sub-Total	1,149,245	(617,862)
Investment property, ending	3,154,348	2,005,103
Investment Property Buildings [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	2,887,154	3,550,177
Investment property, ending	4,145,248	2,887,154
Investment Property Buildings [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(882,051)	(927,212)
Investment property, ending	$ (990,900)	$ (882,051)